Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Total Accounts Receivable	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Customer A [Member]
Schedule of Total Accounts Receivable [Line Items]
Total accounts receivable	RM 2,326,144	$ 506,862	RM 4,078,000